Financial Instruments - Summary of Aging of Trade Receivable Balances (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017	Feb. 29, 2016
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 5,532,596	$ 8,014,557
Less allowance for doubtful accounts	(605,964)	(623,856)	$ (5,613,365)
Current Trade Receivables Net Of Allowance	4,926,632	7,390,701
Current
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,908,804	6,244,434
Past due 0-30 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	950,417	818,318
Past due 31-120 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	66,546	326,053
Past due over 121 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 606,829	$ 625,752